Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Property, plant and equipment	€ 14,113	€ 16,897
Non-current assets	14,113	16,897
Other taxes	690	523
Prepayments and other receivables	3,747	1,538
Cash and cash equivalents	149,408	118,925
Current assets	153,845	120,986
Total assets	167,958	137,883
Shareholders' equity
Share capital	4,308	3,370
Share premium	483,812	412,894
Reserves	27,598	25,976
Accumulated deficit	(427,158)	(400,850)
Equity attributable to owners of the Company	88,560	41,390
Total equity	88,560	41,390
Liabilities
Borrowings		4,292
Lease liabilities	11,067	13,828
Deferred income	29,429	44,170
Non-current liabilities	40,496	62,290
Borrowings	4,582
Lease liabilities	1,567	1,614
Derivative financial instruments	468	311
Trade payables	16	1,541
Social securities and other taxes	1,478	1,659
Deferred income	21,942	20,569
Other current liabilities	8,849	8,509
Current liabilities	38,902	34,203
Total liabilities	79,398	96,493
Total equity and liabilities	€ 167,958	€ 137,883